SHARE CAPITAL (Schedule of Underlying Data Used for Computing the Fair Value of the Options for consultant) (Details) - Share Options [Member] - Consultants [Member]	6 Months Ended
Jun. 30, 2016 $ / shares
Value of ordinary share	$ 6.52
Dividend yield	0.00%
Expected volatility	69.20%
Risk-free interest rate	1.78%
Expected term	10 years